Document and Entity Information	Aug. 24, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 24, 2016
Registrant Name	DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Central Index Key	0000740766
Amendment Flag	false
Document Creation Date	Aug. 24, 2016
Document Effective Date	Aug. 24, 2016
Prospectus Date	Jun. 01, 2016
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Agency Shares
Prospectus:
Trading Symbol	DRPXX